Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Parenthetical) (Detail) - Dec. 31, 2021 ₩ in Millions, $ in Millions	USD ($)	KRW (₩)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	$ 400,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	5,690
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	400,000
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	5,690
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	300,000
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩		₩ 25,000
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩		12,500
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩		₩ 12,500
Floating-to-fixed cross currency interest rate swap, Mar. 7, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	300,000
Fixed to fixed Cross Currency Swap Three [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	$ 500,000